Note 04 - Management Report - Segment Results of Operations (Detail: Text Values) - Segment Results of Operations, Text Values [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Segment Results of Operations [Line Items]
Tax rate used in determining the fully taxable-equivalent of net interest income in respect of the majority of the US tax-exempt securities	2100.00%
Effective tax rate for the Group, reflected in the post-tax return on average tangible shareholders equity and average shareholders equity at the Group level	19.00%	(2.00%)	26.00%
Effective tax rate for the group adjusted to exclude the impact of permanent differences not attributed to the segments, reflected in the post-tax return on average tangible shareholders equity and average shareholders equity of the segments	28.00%	28.00%
Infrastructure Full-time Employees realignment			9,000
Movement of Noninterest Expenses Due To Changes In Segment Structure In Corporate Bank		€ 276,000,000
Movement of Noninterest Expenses Due To Changes In Segment Structure In IB		239,000,000
Movement of Noninterest Expenses Due To Changes In Segment Structure In AM		15,000,000
Movement of Noninterest Expenses Due To Changes In Segment Structure In PB		279,000,000
Movement of Noninterest Expenses Due To Changes In Segment Structure In CandO		€ 809,000,000